IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF	IQ U.S. Mid Cap R&D Leaders ETF
IQ Merger Arbitrage ETF	IQ U.S. Large Cap R&D Leaders ETF
IQ 500 International ETF	IQ Global Equity R&D Leaders ETF
IQ Candriam International Equity ETF	IQ Global Resources ETF
IQ Candriam U.S. Mid Cap Equity ETF	IQ Real Return ETF
IQ Candriam U.S. Large Cap Equity ETF	IQ Clean Oceans ETF
IQ U.S. Large Cap ETF	IQ Cleaner Transport ETF
IQ U.S. Small Cap ETF	IQ Engender Equality ETF
IQ CBRE NextGen Real Estate ETF	IQ Healthy Hearts ETF
IQ FTSE International Equity Currency Neutral ETF

(the “Funds”)

Supplement dated October 2, 2023 (“Supplement”) to each Fund’s

Summary Prospectus and Prospectus, each dated August 31, 2023

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

Effective immediately:

1.       Francis J. Ok will join Greg Barrato as a portfolio manager of the Funds. James Harrison will no longer serve as a portfolio manager of the Funds. All references to Mr. Harrison are deleted in their entirety.

2.       The table under the heading entitled “Portfolio Managers” for each Fund, is revised to add the following:

Name & Title	Length of Service as Fund’s Portfolio Manager
Francis J. Ok, Managing Director	Since October 2023

3.       In the section of the Prospectus entitled “Management”, the following paragraph is added at the end of the subsection entitled “Portfolio Management”:

Francis J. Ok is a Managing Director at IndexIQ Advisors LLC and has been with the firm or its predecessors since 1994. Mr. Ok holds a BS in Economics from Northeastern University.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

ME16q-10/23

IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF	IQ U.S. Mid Cap R&D Leaders ETF
IQ Merger Arbitrage ETF	IQ U.S. Large Cap R&D Leaders ETF
IQ 500 International ETF	IQ Global Equity R&D Leaders ETF
IQ Candriam International Equity ETF	IQ Global Resources ETF
IQ Candriam U.S. Mid Cap Equity ETF	IQ Real Return ETF
IQ Candriam U.S. Large Cap Equity ETF	IQ Clean Oceans ETF
IQ U.S. Large Cap ETF	IQ Cleaner Transport ETF
IQ U.S. Small Cap ETF	IQ Engender Equality ETF
IQ CBRE NextGen Real Estate ETF	IQ Healthy Hearts ETF
IQ FTSE International Equity Currency Neutral ETF

(the “Funds”)

Supplement dated October 2, 2023 (“Supplement”) to the Funds’

Statement of Additional Information (“SAI”), dated August 31, 2023

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the same meanings assigned to them in the SAI.

Effective immediately:

1.       Francis J. Ok will join Greg Barrato as a portfolio manager of the Funds. James Harrison will no longer serve as a portfolio manager of the Funds. All references to Mr. Harrison are deleted in their entirety.

2.       In the section entitled “Management Services”, the second paragraph of the subsection entitled “Portfolio Managers” is deleted in its entirety and replaced with the following:

The portfolio managers who are currently jointly and primarily responsible for the day-to-day management of the Funds’ portfolios are Greg Barrato and Francis J. Ok.

3.       In the section entitled “Management Services”, the following paragraph is added at the end of the subsection entitled “Portfolio Managers”:

Francis J. Ok is a Managing Director at IndexIQ Advisors LLC and has been with the firm or its predecessors since 1994. Mr. Ok holds a BS in Economics from Northeastern University.

4.       In the section entitled “Management Services”, the table in the subsection entitled “Other Accounts Managed” is amended to add the following:

	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
Portfolio Manager	Registered Investment Company ($mm)	Other Pooled Investment Vehicles ($mm)	Other Accounts ($mm)	Registered Investment Company ($mm)	Other Pooled Investment Vehicles ($mm)	Other Accounts ($mm)
Francis J. Ok*	2/$4,613	0/$0	4/$687	0/$0	0/$0	0/$0

* The information presented for Mr. Ok is as of September 22, 2023.

5.       In the section entitled “Management Services”, the first sentence of the subsection entitled “Ownership of Securities” is deleted in its entirety and replaced with the following:

As of April 30, 2023, Mr. Barrato did not own Shares of the Funds. As of September 22, 2023, Mr. Ok did not own Shares of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

ME15s-10/23